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                          [PACIFIC CAPITAL FUNDS LOGO]

                          TAX-FREE SECURITIES FUND AND
                  TAX-FREE SHORT INTERMEDIATE SECURITIES FUND

                               CLASS A/B/Y SHARES

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                  PROSPECTUS SUPPLEMENT DATED FEBRUARY 1, 2003
                      TO PROSPECTUS DATED DECEMBER 1, 2002

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  Effective March 1, 2003, the Tax-Free Securities Fund and the Tax-Free Short
 Intermediate Securities Fund will be managed by a portfolio manager with fixed income experience currently on Adviser's staff or by a newly designated portfolio manager selected by the Adviser.

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 INVESTORS SHOULD RETAIN THIS SUPPLEMENT (IN ADDITION TO ANY OTHER SUPPLEMENTS)
                   WITH THE PROSPECTUS FOR FUTURE REFERENCE.

PCP0043S2